Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Security Convergence [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		$ 19,225,852	$ 4,971,940
Inter-segment revenue		506,478	85,817
Total segment revenue		19,732,330	5,057,757
Segment gain (loss) before tax		10,331,305	(948,206)
Depreciation		(164,733)	(249,437)
Amortization		(69,251)	(24,021)
Interest income		158,031	124,216
Interest expense		(256,131)	(226,547)
Tax expense		121,055
Segment assets		89,569,681	35,950,283
Segment liabilities		47,090,280	29,668,610
Video IoT [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		1,448,839	1,457,395
Inter-segment revenue		1,941	30,482
Total segment revenue		1,450,780	1,487,877
Segment gain (loss) before tax		581,944	(5,970)
Depreciation		(18,406)	(68,639)
Amortization		(4,328)	(7,552)
Interest income		12,545	40,622
Interest expense		(36,267)	(53,412)
Tax expense		14,330
Segment assets		11,856,603	18,834,567
Segment liabilities		18,218,480	21,389,037
Other segment [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[1]
Inter-segment revenue	[1]
Total segment revenue	[1]
Segment gain (loss) before tax	[1]	(9,268,068)	(6,313,410)
Depreciation	[1]	(92,607)	(3,826)
Amortization	[1]	(368,663)	(375,000)
Interest income	[1]	221,879	235,678
Interest expense	[1]	(124,207)	(96,587)
Tax expense	[1]	2,506	2,172
Segment assets	[1]	121,854,568	50,250,746
Segment liabilities	[1]	83,395,402	23,088,311
Adjustment and write-off [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[2]
Inter-segment revenue	[2]	(508,419)	(116,299)
Total segment revenue	[2]	(508,419)	(116,299)
Segment gain (loss) before tax	[2]	104,298
Depreciation	[2]
Amortization	[2]
Interest income	[2]
Interest expense	[2]
Tax expense	[2]
Segment assets	[2]	(90,167,488)	(40,472,530)
Segment liabilities	[2]	(87,646,410)	(38,660,114)
Consolidation [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		20,674,691	6,429,335
Inter-segment revenue
Total segment revenue		20,674,691	6,429,335
Segment gain (loss) before tax		1,749,479	7,267,586
Depreciation		(275,746)	(321,902)
Amortization		(442,242)	(406,573)
Interest income		392,455	400,516
Interest expense		(416,605)	(376,546)
Tax expense		137,891	(2,172)
Segment assets		133,113,364	64,563,066
Segment liabilities		$ 61,057,682	$ 35,485,844

[1]	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
[2]	Adjustment and write-off represent elimination for intercompany transactions for consolidation purpose.